Share Capital and Dividends - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands					12 Months Ended			24 Months Ended
	Jun. 23, 2021 CAD ($)	Jun. 14, 2021 CAD ($) $ / shares shares	Dec. 13, 2020 CAD ($)	Jun. 23, 2020 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) shares Vote $ / shares	Mar. 31, 2021 CAD ($) shares Vote $ / shares	Mar. 31, 2021 USD ($) shares Vote	Dec. 13, 2022 USD ($)	Sep. 14, 2021 shares	Jun. 14, 2021 $ / shares	Jun. 23, 2020 $ / shares
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc.					$ 80,585,000
Exercise of stock options					299,000	$ 300,000
Share issuance, net of share issue costs					$ 24,686,000	$ 0
Number of subordinated voting shares purchased (in shares) | shares		1,073,302		755,000
Exercise price (in CAD per option) | (per share)		$ 3.23		$ 2.26						$ 2.66	$ 1.67
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares					$ 3.40	$ 3.10
Performance Share Units | shares		332,263
Performance share units, vesting period		3 years
Restricted share units | shares				181,498
Performance share units					$ 273,000	$ 0
Deferred income tax					$ (3,007,000)	$ (3,797,000)
Allowable Purchase for Cancellation of Subordinate Voting Shares | shares									5,462,572
Normal course issuer bid, percentage of public float									10.00%
CAD
Disclosure of classes of share capital [line items]
Stock options exercisable (in shares) | shares					3,079,598	2,607,528	2,607,528
Options issued (in shares) | shares		774,202		570,000
USD
Disclosure of classes of share capital [line items]
Stock options exercisable (in shares) | shares					1,004,484	917,653	917,653
Options issued (in shares) | shares		299,100		185,000
DSU
Disclosure of classes of share capital [line items]
Settlement period, Canadian participants					90 days
Settlement period, US Participants					6 months
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares					173,149	197,079	197,079
Aggregate fair value of other equity instruments granted					$ 576,000	$ 523,000
RSU
Disclosure of classes of share capital [line items]
Fair value of other equity instruments granted (in CAD per share)				$ 2.26
Aggregate fair value of other equity instruments granted	$ 410,000
Vesting date				1 year
PSU
Disclosure of classes of share capital [line items]
Fair value of other equity instruments granted (in CAD per share)		$ 3.24
Aggregate fair value of other equity instruments granted		$ 1,077,000
Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc.					80,585,000
Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Value of vested shares					350,000	800,000
Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Value of vested shares					453,000	1,448,000
Askida Inc.
Disclosure of classes of share capital [line items]
Value of vested shares					$ 722,000	$ 1,803,000
Top of range
Disclosure of classes of share capital [line items]
Employee’s basic contribution					10.00%
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | Vote					1	1	1
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options					$ 299,000	$ 300,000
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares					63,874	7,718	7,718
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures2 | shares					7,718
Subordinate Voting Shares | Contributed Surplus
Disclosure of classes of share capital [line items]
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options					$ (229,000)	$ (184,000)
Issuance of Subordinate Voting Shares from settlement of DSUs					$ (195,000)	$ (32,000)
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares					2,750	3,500	3,500
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options					$ 10,000	$ 14,000
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares					63,874	7,718	7,718
Issuance of Subordinate Voting Shares from settlement of DSUs					$ 195,000	$ 32,000
Stock Converted During Period, Value					182,000
Stock Issued During Period, Value, Private Placement, Gross					$ 25,000,000
Stock Issued During The Period, Share Price | $ / shares					$ 3.07
Stock Issued During Period, Value, Private Placement					$ 24,686,000
Share issue costs					(427,000)
Deferred income tax					113,000
Reclassified from contributed surplus					$ 32,000
Subordinate Voting Shares | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares					157,882	157,882	157,882
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc.					$ 600,000
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares					376,250
Equity interest issued or issuable			$ (1,249,000)			$ 1,276,000	$ 975	$ 975
Subordinate Voting Shares | Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares					300,192	300,189	300,189
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc.					$ 1,086,000	$ 1,086,000
Subordinate Voting Shares | Acquisition of outstanding shares of R3D consulting Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc. (in shares) | shares					25,182,676
Issuance of Subordinate Voting Shares in consideration of the acquisition of R3D Consulting Inc.					$ 80,585,000
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | Vote					10	10	10
Number of stock options available to purchase of shares (in shares) | shares					657,896	810,528	810,528
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares					152,632	152,632	152,632
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options					$ 518,000	$ 470,000
Stock Converted During Period, Value					$ 182,000
Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares					155,382	156,132	156,132
Long Term Incentive Plan
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares					155,382	156,132	156,132
Vesting period					4 years
Stock options exercisable (in shares) | shares					1,527,805	1,580,444	1,580,444
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares					$ 1.92	$ 1.92
Long Term Incentive Plan | Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Percentage of aggregate number of shares issued and outstanding					10.00%